MERRILL LYNCH
                                                              AGGREGATE BOND
                                                              INDEX FUND

                                                              Merrill Lynch
                                                              Index Funds, Inc.

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              June 30, 2000

Merrill Lynch Aggregate Bond Index Fund

Officers and Directors

Terry K. Glenn, President and Director
M. Colyer Crum, Director
Laurie Simon Hodricks, Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Arthur Zeikel, Director
Christopher G. Ayoub, Senior Vice President
Robert C. Doll, Jr., Senior Vice President
Gregory Mark Maunz, Senior Vice President
Eric S. Mitofsky, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Jeffrey B. Hewson, Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2000

DEAR SHAREHOLDER

The primary investment objective of Merrill Lynch Aggregate Bond Index Fund is to seek to provide investment returns, that, before expenses replicate the total return of the unmanaged Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is highly recognized and widely used as a performance benchmark in the high-quality fixed-income market. For the six months ended June 30, 2000, the Fund's Class A and Class D Shares had total returns of +3.89% and +3.66%, respectively. This compares to the total return of +3.99% for the unmanaged Lehman Brothers Aggregate Bond Index for the same period. (Complete performance information can be found on page 3 of this report to shareholders.)

As of June 30, 2000, the Index was comprised of 5,632 securities. Of this amount, 1,015 represented US Government and Government agency securities, 3,706 were investment-grade corporate securities and 911 were mortgage-backed securities (MBS) and asset-backed securities. These three sectors represented 39.45%, 23.20% and 37.35%, respectively, in the Index. For the Government and Government agency sector this represented a decline from 41.61% at the beginning of the year as budget surpluses reduced the need for Government financing. Consequently, the corporate bond and mortgage sectors were increased by 1.75% and 0.41%, respectively.

The Fund invests all of its assets in Master Aggregate Bond Index Series, which has the same investment objective as the Fund. The Series' assets are invested and managed separately in the three sectors mentioned above. The Government and agency and corporate sectors are managed similarly. In these sectors, we seek to neutralize duration. Duration is a measurement of an anticipated price change of a security (or group of securities) for a given change in interest rates. Therefore, if the duration of each sector is identical to the duration in the corresponding sector in the Index, the price movement of that sector should be identical in the Series and in the Index. We also seek a sector match in the composition of duration. That is, the exposure along the various points of the yield curve needs to match in order to attain identical price change in the event a change in the shape of the yield curve occurs. An additional exercise takes place in the corporate sector of the Series. In order to further limit tracking error, we seek to achieve subsector neutrality. We therefore look to position the portfolio with a neutral industry exposure as well as identical credit rating exposure.

The MBS sector is managed with a different approach. MBS are subject to prepayments, which create an uncertainty in the timing of the underlying cashflows. When interest rates rise, prepayments typically decline and the result is relatively greater cashflows in the distant future and a longer duration security. Also, prepayments typically rise as interest rates decline, resulting in relatively greater cashflows in the near future and a shorter duration security. Hence, MBS durations are not fixed and determinable, and are mainly estimations. Accordingly, rather than relying on estimations of duration, we seek to limit product variation. This entails having a neutral exposure to mortgage coupon, mortgage type, and issuer.

In Conclusion

We appreciate your investment in Merrill Lynch Aggregate Bond Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Christopher G. Ayoub

Christopher G. Ayoub
Senior Vice President and
Portfolio Manager


/s/ Gregory Mark Maunz

Gregory Mark Maunz
Senior Vice President and
Portfolio Manager


/s/ Jeffrey B. Hewson

Jeffrey B. Hewson
Vice President and
Portfolio Manager

August 7, 2000

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived a portion of its administrative fee. Without such waiver, the Fund's performance would have been lower.

Recent Performance Results

                                                  6 Month      12 Month    Since Inception  Standardized
As of June 30, 2000                            Total Return  Total Return   Total Return    30-Day Yield
========================================================================================================
ML Aggregate Bond Index Fund Class A Shares*      +3.89%        +4.37%         +21.82%          6.79%
--------------------------------------------------------------------------------------------------------
ML Aggregate Bond Index Fund Class D Shares*      +3.66         +4.01          +20.84           6.55
--------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index**            +3.99         +4.56          +23.18             --
========================================================================================================

* Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's inception date is 4/03/97.
** This unmanaged market-weighted Index is comprised of investment-grade corporate bonds (rated BBB or better), mortgages and US Treasury and Government agency issues with at least one year to maturity. Since inception total return is from 4/03/97.

Average Annual Total Return

                                                                        % Return
================================================================================
Class A Shares
================================================================================
Year Ended 6/30/00                                                        +4.37%
--------------------------------------------------------------------------------
Inception (4/03/97) through 6/30/00                                        +6.28
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
================================================================================
Year Ended 6/30/00                                                        +4.01%
--------------------------------------------------------------------------------
Inception (4/03/97) through 6/30/00                                        +6.01
--------------------------------------------------------------------------------


                                     2 & 3

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2000

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND      As of June 30, 2000
=========================================================================================================
Assets:         Investment in Master Aggregate Bond Index Series, at value
                (identified cost--$271,342,483) ...........................               $ 261,637,899
                Deferred organization expenses ............................                       5,092
                Prepaid registration fees .................................                       8,800
                                                                                          -------------
                Total assets ..............................................                 261,651,791
                                                                                          -------------
=========================================================================================================
Liabilities:    Payables:
                   Dividends to shareholders ..............................   $ 448,729
                   Administrative fees ....................................      17,013
                   Distributor ............................................      14,258         480,000
                                                                              ---------
                Accrued expenses and other liabilities ....................                      95,450
                                                                                          -------------
                Total liabilities .........................................                     575,450
                                                                                          -------------
=========================================================================================================
Net Assets:     Net assets ................................................               $ 261,076,341
                                                                                          =============
=========================================================================================================
Net Assets      Class A Shares of Common Stock, $.0001 par value,
Consist of:     125,000,000 shares authorized .............................               $       1,979
                Class D Shares of Common Stock, $.0001 par value,
                125,000,000 shares authorized .............................                         655
                Paid-in capital in excess of par ..........................                 279,451,061
                Accumulated realized capital losses on investments
                from the Series--net ......................................                  (8,590,311)
                Accumulated distributions in excess of realized
                capital gains on investments from the Series--net .........                     (82,459)
                Unrealized depreciation on investments from the
                Series--net ...............................................                  (9,704,584)
                                                                                          -------------
                Net assets ................................................               $ 261,076,341
                                                                                          =============
=========================================================================================================
Net Asset       Class A--Based on net assets of $196,154,545 and 19,790,972
Value:          shares outstanding ........................................               $        9.91
                                                                                          =============
                Class D--Based on net assets of $64,921,796 and 6,548,381
                shares outstanding ........................................               $        9.91
                                                                                          =============
=========================================================================================================

                See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND           For the Six Months Ended June 30, 2000
=====================================================================================================================
Investment Income:   Investment income allocated from the Series .........................                $ 9,895,710
                     Expenses allocated from the Series ..................................                   (240,266)
                                                                                                          -----------
                     Net investment income from the Series ...............................                  9,655,444
                                                                                                          -----------
=====================================================================================================================
Expenses:            Administration fee ..................................................   $ 271,827
                     Printing and shareholder reports ....................................      89,465
                     Account maintenance fee--Class D ....................................      87,688
                     Transfer agent fees .................................................      51,313
                     Registration fees ...................................................      36,557
                     Professional fees ...................................................      17,130
                     Amortization of organization expenses ...............................       4,173
                                                                                             ---------
                     Total expenses before reimbursement .................................     558,153
                     Reimbursement of expenses ...........................................    (129,379)
                                                                                             ---------
                     Total expenses after reimbursement ..................................                    428,774
                                                                                                          -----------
                     Investment income--net ..............................................                  9,226,670
                                                                                                          -----------
=====================================================================================================================
Realized &           Realized loss on investments from the Series--net ...................                 (7,817,026)
Unrealized Gain      Change in unrealized depreciation on investments from
(Loss) from the      the Series--net .....................................................                  8,188,486
Series--Net:                                                                                              -----------
                     Net Increase in Net Assets Resulting from Operations ................                $ 9,598,130
                                                                                                          ===========
=====================================================================================================================

                     See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                       For the Six        For the
AGGREGATE BOND                                                                                      Months Ended     Year Ended
INDEX FUND        Increase (Decrease) in Net Assets:                                               June 30, 2000    Dec. 31, 1999
=================================================================================================================================
Operations:       Investment income--net ......................................................... $   9,226,670    $  26,502,104
                  Realized loss on investments from the Series--net ..............................    (7,817,026)        (821,234)
                  Change in unrealized appreciation/depreciation on investments from the
                  Series--net ....................................................................     8,188,486      (32,395,278)
                                                                                                   -------------    -------------
                  Net increase (decrease) in net assets resulting from operations ................     9,598,130       (6,714,408)
                                                                                                   -------------    -------------
=================================================================================================================================
Dividends &       Investment income--net:
Distributions to     Class A .....................................................................    (7,041,729)     (21,683,176)
Shareholders:        Class D .....................................................................    (2,184,941)      (4,818,928)
                  In excess of realized gain on investments from the Series--net:
                     Class A .....................................................................            --          (66,954)
                     Class D .....................................................................            --          (15,505)
                                                                                                   -------------    -------------
                  Net decrease in net assets resulting from dividends and distributions to
                  shareholders ...................................................................    (9,226,670)     (26,584,563)
                                                                                                   -------------    -------------
=================================================================================================================================
Capital Share     Net increase (decrease) in net assets derived from capital share transactions ..  (143,292,143)       3,906,947
Transactions:                                                                                      -------------    -------------
=================================================================================================================================
Net Assets:       Total decrease in net assets ...................................................  (142,920,683)     (29,392,024)
                  Beginning of period ............................................................   403,997,024      433,389,048
                                                                                                   -------------    -------------
                  End of period .................................................................. $ 261,076,341    $ 403,997,024
                                                                                                   =============    =============
=================================================================================================================================

                  See Notes to Financial Statements.


                                     4 & 5

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2000

FINANCIAL HIGHLIGHTS

                                                                                                      Class A
                                                                               -----------------------------------------------------
                                                                                                    For the Year
MERRILL LYNCH      The following per share data and ratios have been derived     For the Six       Ended Dec. 31,    For the Period
AGGREGATE BOND     from information provided in the financial statements.       Months Ended   ------------------- April 3, 1997+ to
INDEX FUND         Increase (Decrease) in Net Asset Value:                      June 30, 2000    1999         1998    Dec. 31, 1997
====================================================================================================================================
Per Share          Net asset value, beginning of period ...................... $    9.85       $  10.61     $  10.42   $  10.00
Operating                                                                      ---------       --------     --------   --------
Performance:       Investment income--net ....................................       .32            .62          .64        .48
                   Realized and unrealized gain (loss) on investments from the
                   Series--net ...............................................       .06           (.76)         .23        .45
                                                                               ---------       --------     --------   --------
                   Total from investment operations ..........................       .38           (.14)         .87        .93
                                                                               ---------       --------     --------   --------
                   Less dividends and distributions:
                      Investment income--net .................................      (.32)          (.62)        (.64)      (.48)
                      Realized gain on investments from the Series--net ......        --             --         (.04)      (.03)
                      In excess of realized gain on investments from
                      the Series--net ........................................        --             --++         --         --++
                                                                               ---------       --------     --------   --------
                   Total dividends and distributions .........................      (.32)          (.62)        (.68)      (.51)
                                                                               ---------       --------     --------   --------
                   Net asset value, end of period ............................ $    9.91       $   9.85     $  10.61   $  10.42
                                                                               =========       ========     ========   ========
====================================================================================================================================
Total Investment   Based on net asset value per share ........................      3.89%++++     (1.36%)       8.56%      9.49%++++
Return:                                                                        =========       ========     ========   ========
====================================================================================================================================
Ratios to Average  Expenses, net of reimbursement+++ .........................       .40%*          .35%         .35%       .35%*
Net Assets:                                                                    =========       ========     ========   ========
                   Expenses+++ ...............................................       .49%*          .37%         .40%       .52%*
                                                                               =========       ========     ========   ========
                   Investment income--net ....................................      6.46%*         6.06%        5.99%      6.22%*
                                                                               =========       ========     ========   ========
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .................. $ 196,154       $324,254     $351,786   $251,140
Data:                                                                          =========       ========     ========   ========
====================================================================================================================================

                                                                                                      Class D
                                                                               -----------------------------------------------------
                                                                                                    For the Year
MERRILL LYNCH      The following per share data and ratios have been derived     For the Six       Ended Dec. 31,    For the Period
AGGREGATE BOND     from information provided in the financial statements.       Months Ended   ------------------- April 3, 1997+ to
INDEX FUND         Increase (Decrease) in Net Asset Value:                      June 30, 2000    1999         1998    Dec. 31, 1997
====================================================================================================================================
Per Share          Net asset value, beginning of period ...................... $    9.86       $  10.61     $  10.42   $  10.00
Operating                                                                      ---------       --------     --------   --------
Performance:       Investment income--net ....................................       .30            .58          .61        .46
                   Realized and unrealized gain (loss) on investments from
                   the Series--net ...........................................       .05           (.75)         .23        .45
                                                                               ---------       --------     --------   --------
                   Total from investment operations ..........................       .35           (.17)         .84        .91
                                                                               ---------       --------     --------   --------
                   Less dividends and distributions:
                      Investment income--net .................................      (.30)          (.58)        (.61)      (.46)
                      Realized gain on investments from the Series--net ......        --             --         (.04)      (.03)
                      In excess of realized gain on investments from the
                      Series--net ............................................        --             --++         --         --++
                                                                               ---------       --------     --------   --------
                   Total dividends and distributions .........................      (.30)          (.58)        (.65)      (.49)
                                                                               ---------       --------     --------   --------
                   Net asset value, end of period ............................ $    9.91        $  9.86     $  10.61   $  10.42
                                                                               =========       ========     ========   ========
====================================================================================================================================
Total Investment   Based on net asset value per share ........................      3.66%++++     (1.50%)       8.29%      9.29%++++
Return:                                                                        =========       ========     ========   ========


====================================================================================================================================
Ratios to Average  Expenses, net of reimbursement+++ .........................       .65%*          .60%         .60%       .60%*
Net Assets:                                                                    =========       ========     ========   ========
                   Expenses+++ ...............................................       .74%*          .62%         .65%       .77%*
                                                                               =========       ========     ========   ========
                   Investment income--net ....................................      6.21%*         5.81%        5.75%      5.98%*
                                                                               =========       ========     ========   ========
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .................. $  64,922        $79,743     $ 81,603   $ 56,134
Data:                                                                          =========       ========     ========   ========
====================================================================================================================================

*     Annualized.
+     Commencement of operations.
++    Amount is less than $.01 per share.
+++   Includes the Fund's share of the Series' allocated expenses.
++++  Aggregate total investment return.

                   See Notes to Financial Statements.


                                     6 & 7

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2000

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH AGGREGATE BOND INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch Aggregate Bond Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Aggregate Bond Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses--Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Incorporated ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .19% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 2000, FAM earned fees of $271,827, of which $129,379 was voluntarily waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc., ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of
 .25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the six months ended June 30, 2000 were $13,155,140 and $157,308, respectively.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions were $(143,292,143) and $3,906,947 for the six months ended June 30, 2000 and for the year ended December 31, 1999, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended June 30, 2000                               Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          5,143,210       $  50,577,577
Shares issued to shareholders
in reinvestment of dividends ...........            516,864           5,077,198
                                                -----------       -------------
Total issued ...........................          5,660,074          55,654,775
Shares redeemed ........................        (18,782,359)       (183,780,560)
                                                -----------       -------------
Net decrease ...........................        (13,122,285)      $(128,125,785)
                                                ===========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 1999                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................         13,411,892       $ 138,448,898
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................          1,890,860          19,194,348
                                                -----------       -------------
Total issued ...........................         15,302,752         157,643,246
Shares redeemed ........................        (15,554,608)       (158,111,310)
                                                -----------       -------------
Net decrease ...........................           (251,856)      $    (468,064)
                                                ===========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended June 30, 2000                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            729,462       $   7,183,977
Shares issued to shareholders
in reinvestment of dividends ...........            169,121           1,662,425
                                                -----------       -------------
Total issued ...........................            898,583           8,846,402
Shares redeemed ........................         (2,441,292)        (24,012,760)
                                                -----------       -------------
Net decrease ...........................         (1,542,709)      $ (15,166,358)
                                                ===========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 1999                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          3,428,567       $  35,277,078
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................            392,742           3,988,250
                                                -----------       -------------
Total issued ...........................          3,821,309          39,265,328
Shares redeemed ........................         (3,420,624)        (34,890,317)
                                                -----------       -------------
Net increase ...........................            400,685       $   4,375,011
                                                ===========       =============
--------------------------------------------------------------------------------


                                     8 & 9

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2000

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                       Master Aggregate Bond Index Series
                       -------------------------------------------------------------------------------------------------------------
                                                                             Face     Interest        Maturity
                       Issue                                                Amount      Rate           Date(s)              Value
====================================================================================================================================
US Government &        Fannie Mae                                       $ 1,200,000     5.625%        3/15/2001        $  1,190,116
Agency Obligations--                                                        300,000     5.45         10/10/2003             285,561
39.6%                                                                       220,000     6.85          4/05/2004             218,535
                                                                          1,100,000     7.125         3/15/2007           1,102,145
                                                                          1,700,000     5.75          2/15/2008           1,562,642
                       =============================================================================================================
                       Financing Corp.                                      700,000     9.80         11/30/2017             882,546
                       =============================================================================================================
                       Freddie Mac                                        5,800,000     5.75          7/15/2003           5,601,524
                                                                          1,300,000     7.18          6/27/2006           1,307,483
                                                                          4,000,000     6.75          9/15/2029           3,825,016
                       =============================================================================================================
                       Tennessee Valley Authority, Series E               2,000,000     6.25         12/15/2017           1,812,500
                       =============================================================================================================
                       United States Treasury Bonds                         800,000     8.75         11/15/2008             851,248
                                                                         15,300,000     8.75          5/15/2017          19,270,809
                                                                          5,000,000     6.375         8/15/2027           5,149,200
                       =============================================================================================================
                       United States Treasury Notes                       4,200,000     5.25          5/31/2001           4,154,724
                                                                          4,000,000     5.50          7/31/2001           3,959,360
                                                                          4,900,000     5.50          8/31/2001           4,845,659
                                                                          2,200,000     5.875        11/30/2001           2,182,114
                                                                         13,000,000     6.50          5/31/2002          13,016,250
                                                                          5,300,000     4.75          2/15/2004           5,039,134
                                                                          2,700,000     5.875         2/15/2004           2,662,875
                                                                          7,700,000     5.25          5/15/2004           7,429,268
                                                                          2,000,000     6.00          8/15/2004           1,981,240
                                                                          1,500,000     5.875        11/15/2004           1,478,205
                                                                          4,600,000     5.875        11/15/2005           4,520,926
                                                                          4,000,000     6.625         5/15/2007           4,083,760
                                                                          3,300,000     6.125         8/15/2007           3,277,824
                                                                          2,500,000     5.50          5/15/2009           2,392,175
====================================================================================================================================
                       Total Investments in US Government & Agency
                       Obligations (Cost--$106,978,937)--39.6%                                                          104,082,839
====================================================================================================================================
US Government Agency   Fannie Mae                                         1,144,770     5.50     6/01/2011-2/01/2014      1,062,418
Mortgage-Backed                                                           4,016,274     6.00     2/01/2013-4/01/2014      3,803,520
Obligations*--33.7%                                                       7,028,366     6.00     1/01/2026-3/01/2029      6,446,888
                                                                              7,015     6.50(2)      10/01/2004               6,836
                                                                          4,494,908     6.50     1/01/2013-8/01/2013      4,340,742
                                                                            200,000     6.50           TBA(1)               192,437
                                                                         12,830,365     6.50    12/01/2025-5/01/2029     12,110,682
                                                                          5,467,295     7.00     4/01/2027-3/01/2030      5,284,864
                                                                          2,096,203     7.50    10/01/2027-5/01/2030      2,068,757
                                                                            200,000     8.00          6/01/2030             200,883
                                                                            400,000     8.00           TBA(1)               401,437
                       =============================================================================================================
                       Freddie Mac--Gold Program                          1,277,974     5.50    10/01/2013-1/01/2014      1,186,482
                                                                          1,421,515     5.50    12/01/2028-2/01/2029      1,255,190
                                                                            542,328     6.00     4/01/2013-8/01/2013        514,362
                                                                          6,163,703     6.50     1/01/2026-7/01/2029      5,823,010
                                                                            300,000     6.50           TBA(1)               282,937
                                                                          2,596,158     7.00    1/01/2011-10/01/2014      2,552,916
                                                                          8,368,261     7.00     9/01/2025-8/01/2029      8,096,652
                                                                            200,000     7.00           TBA(1)               193,250
                                                                          1,200,527     7.50     5/01/2007-5/01/2015      1,200,731
                                                                          5,673,200     7.50     1/01/2023-4/01/2030      5,610,898
                                                                            400,000     7.50           TBA(1)               394,375
                                                                          2,844,764     8.00     6/01/2024-1/01/2028      2,865,194
                                                                            474,618     8.50     5/01/2028-2/01/2029        484,657
                                                                            631,244     9.50          2/01/2019             660,189
                       =============================================================================================================
                       Government National                                1,655,453     6.00     4/20/2026-2/15/2029      1,524,834
                       Mortgage Association                                 172,757     6.50          2/15/2014             168,080
                                                                          5,406,667     6.50     4/15/2026-7/15/2029      5,134,298
                                                                            188,393     7.00         4/15/2013              186,707
                                                                          6,162,380     7.00     7/15/2027-2/15/2029      5,996,201
                                                                          4,312,222     7.50    3/15/2024-12/15/2029      4,288,581
                                                                          2,685,138     8.00    12/15/2022-6/15/2030      2,719,768
                                                                            200,000     8.00           TBA(1)               201,938
                                                                            557,053     8.50    11/15/2017-4/15/2030        571,425
                                                                            681,977     9.00    11/15/2016-11/15/2024       707,467
                                                                             73,255     9.50          9/15/2021              76,525
====================================================================================================================================
                       Total US Government Agency Mortgage-Backed
                       Obligations (Cost--$91,795,904)--33.7%                                                            88,616,131
====================================================================================================================================


                                    10 & 11

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                     Master Aggregate Bond Index Series (continued)
                     ---------------------------------------------------------------------------------------------------------------
                       S&P        Moody's    Face
INDUSTRIES           Ratings      Ratings    Amount                       Corporate Bonds & Notes                           Value
====================================================================================================================================
Banking--2.4%          A            Aa3   $ 1,000,000     BankAmerica Corporation, 6.875% due 6/01/2003                $    981,510
                       A            A1      1,000,000     Chase Manhattan Corporation, 9.75% due 11/01/2001               1,029,420
                                                          Citicorp:
                       A+           A1        500,000       9.50% due 2/01/2002                                             516,080
                       A+           A1        500,000       6.375% due 11/15/2008                                           458,935
                       A            A1      1,000,000     First Bank Systems, Inc., 7.55% due 6/15/2004                   1,005,520
                       A-           A3      1,020,000     Fleet/Norstar Financial Group, Inc., 8.125% due 7/01/2004       1,039,747
                       A            Aa3       500,000     NationsBank Corporation, 7.50% due 9/15/2006                      497,475
                       A-           aa2     1,000,000     Wells Fargo Capital, 8.125% due 12/01/2026 (a)                    903,304
                                                                                                                       ------------
                                                                                                                          6,431,991
====================================================================================================================================
Financial Services--   A            aa3       500,000     Citigroup Capital II, 7.75% due 12/01/2036                        453,026
5.0%                   AA-          Aa2     1,000,000     Deutsche Telekom International Finance, 8% due 6/15/2010        1,009,610
                       BBB+         Baa1      500,000     EOP Operating LP, 6.75% due 2/15/2008                             458,045
                       A+           A2        500,000     Equitable Companies Inc., 9% due 12/15/2004                       521,970
                                                          Ford Motor Credit Co.:
                       A            A2      1,000,000       7.75% due 11/15/2002                                          1,004,390
                       A            A2      1,500,000       7.20% due 6/15/2007                                           1,439,415
                       A            A2      1,000,000       7.875% due 6/15/2010                                            999,820
                       AAA          Aaa       300,000     General Electric Capital Corp., 8.375% due 3/01/2001              302,595
                                                          General Motors Acceptance Corp.:
                       A            A2      1,400,000       9% due 10/15/2002                                             1,442,462
                       A            A2        600,000       8.80% due 3/01/2021                                             647,568
                                                          Lehman Brothers Holdings Inc.:
                       A            A3        500,000       7.625% due 6/01/2006                                            488,100
                       A            A3      1,000,000       7.20% due 8/15/2009                                             930,130
                       AA-          Aa3     1,000,000     Morgan Stanley Group, Inc., 6.50% due 3/30/2001                   994,310
                       A            Aa3     2,000,000     Salomon, Smith Barney Holdings, Inc., 6.25% due 5/15/2003       1,934,380
                       BBB+         Baa1      500,000     Simon Debartolo, 6.75% due 7/15/2004                              471,765
                                                                                                                       ------------
                                                                                                                         13,097,586
====================================================================================================================================
Financial Services--                                      Associates Corp. N.A.:
Consumer--1.2%         A+           Aa3       500,000       6.50% due 7/15/2002                                             488,795
                       A+           Aa3       500,000       7.23% due 5/17/2006                                             489,920
                       A            A2      1,000,000     Household Finance Corp., 5.875% due 2/01/2009                     869,700
                                                          Washington Mutual Inc.:
                       A-           A3        500,000       7.25% due 6/15/2001                                             497,605
                       BBB+         A3      1,000,000       7.50% due 8/15/2006                                             970,380
                                                                                                                       ------------
                                                                                                                          3,316,400
====================================================================================================================================
Foreign Government     AA+          Aa1       500,000     Canada Government Bond, 5.25% due 11/05/2008                      441,675
Obligations--1.8%      AA-          Aa2     1,000,000     Province of British Columbia, 7.25% due 9/01/2036                 956,670
                       AA-          Aa3       500,000     Province of Ontario, 7.375% due 1/27/2003                         503,080
                       A            A2        750,000     Province of Saskatchewan, 8% due 7/15/2004                        771,840
                       AA           Aa3     1,000,000     Republic of Italy, 6.875% due 9/27/2023                           949,210
                       BB+          Baa3    1,000,000     United Mexican States, 9.875% due 2/01/2010                     1,035,000
                                                                                                                       ------------
                                                                                                                          4,657,475
====================================================================================================================================
Industrial--Consumer   A+           A1      1,000,000     Anheuser-Busch Companies, Inc., 6.75% due 11/01/2006              958,190
Goods--1.4%            A            A2      1,000,000     Coca-Cola Enterprises, 6.75% due 9/15/2028                        859,510
                                                          Nabisco Inc.:
                       BBB          Baa2    1,000,000       6% due 2/15/2011                                                983,140
                       BBB          Baa2      500,000       6.375% due 2/01/2035                                            447,045
                       A            A2        365,000     Philip Morris Companies, Inc., 6.95% due 6/01/2006                359,580
                                                                                                                       ------------
                                                                                                                          3,607,465
====================================================================================================================================
Industrial--           BBB+         Baa1    1,000,000     Apache Corporation, 7% due 2/01/2018                              921,920
Energy--1.3%           BBB+         A2        500,000     Consolidated Natural Gas Company, 6.625% due 12/01/2008           460,720
                       BBB+         Baa1      500,000     Enron Corp., 6.625% due 10/15/2003                                485,440
                       BBB-         Baa2      500,000     KN Energy, Inc., 6.65% due 3/01/2005                              476,210
                       BBB-         Baa3      500,000     Occidental Petroleum Corp., 8.45% due 2/15/2029                   511,850
                       BBB          Baa2      500,000     Philips Petroleum, 8.86% due 5/15/2022                            488,935
                                                                                                                       ------------
                                                                                                                          3,345,075
====================================================================================================================================
Industrial--           AA+          Aa2       500,000     Atlantic Richfield Company, 8.44% due 2/21/2012                   543,905
Manufacturing--1.9%    A+           A1        150,000     Chrysler Corp., 7.45% due 3/01/2027                               143,929
                       BBB+         Baa1      500,000     Dana Corporation, 7% due 3/01/2029                                410,645
                       BBB-         Baa2      500,000     Georgia-Pacific Corp., 7.375% due 12/01/2025                      432,945
                       A+           A1      1,000,000     International Business Machines Corp., 7.125% due 12/01/2096      941,600
                       BBB-         Baa3      500,000     Lockheed Martin Corp., 7.25% due 5/15/2006                        485,780
                       BBB-         Baa2      600,000     Raytheon Co., 6.75% due 3/15/2018                                 518,808
                       BBB          Baa2    1,500,000     Union Carbide Corp., 6.25% due 6/15/2003                        1,457,235
                                                                                                                       ------------
                                                                                                                          4,934,847
====================================================================================================================================
Industrial--           BBB-         Baa3      750,000     Delta Airlines, 10.375% due 2/01/2011                             819,712
Other--0.9%            BBB          Baa1      500,000     Norfolk Southern Corporation, 7.70% due 5/15/2017                 478,790
                       BBB-         Baa3    1,000,000     Union Pacific Corp., 9.625% due 12/15/2002                      1,042,410
                                                                                                                       ------------
                                                                                                                          2,340,912
====================================================================================================================================


                                    12 & 13

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2000

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                     Master Aggregate Bond Index Series (concluded)
                     ---------------------------------------------------------------------------------------------------------------
                       S&P        Moody's     Face
INDUSTRIES           Ratings      Ratings    Amount                     Corporate Bonds & Notes                            Value
====================================================================================================================================
Industrial--           BBB+         Baa1   $  500,000     Computer Associates International, Inc., 6.375%
Services--2.5%                                              due 4/15/2005                                              $    462,825
                       A-           A2      1,000,000     Dayton Hudson Corp., 10% due 1/01/2011                          1,145,910
                       A-           A3      1,000,000     Hertz Corp., 7% due 1/15/2028                                     860,280
                       BBB          Baa2      200,000     JC Penney Company, Inc., 7.95% due 4/01/2017                      162,896
                       BBB-         Baa3    1,000,000     News America Inc., 7.25% due 5/18/2018                            889,590
                       A-           A3        500,000     Sears Discover Credit Corp., 9.14% due 3/13/2012                  549,755
                       AA-          A2      1,375,000     Tele-Communications Inc., 8.25% due 1/15/2003                   1,413,486
                       BBB          Baa3    1,000,000     Time Warner Inc., 7.75% due 6/15/2005                           1,004,970
                                                                                                                       ------------
                                                                                                                          6,489,712
====================================================================================================================================
Utilities--            AA-          A1      1,000,000     AT&T Corporation, 6% due 3/15/2009                                889,210
Communications--       A+           Aa2     1,000,000     Bell Atlantic, PA, 6% due 12/01/2028                              764,710
1.4%                   AA-          Aa2       500,000     Southwestern Bell Telecommunications, 6.625% due 7/15/2007        470,555
                       BBB+         Baa1      500,000     Sprint Capital Corporation, 6.125% due 11/15/2008                 445,685
                       A-           A3      1,250,000     WorldCom, Inc., 8% due 5/15/2006                                1,271,525
                                                                                                                       ------------
                                                                                                                          3,841,685
====================================================================================================================================
Utilities--Gas &       AA-          A1      1,470,000     Baltimore Gas & Electric Co., 8.375% due 8/15/2001              1,487,552
Electric--1.7%         BBB          Baa2      500,000     Commonwealth Edison, Inc., 6.95% due 7/15/2018                    443,440
                       BBB+         Baa1      500,000     Dominion Resources Inc., 8.125% due 6/15/2010                     503,380
                       A-           A3        500,000     Edison International Inc., 6.875% due 9/15/2004                   485,245
                       BBB+         A3        500,000     Houston Lighting and Power, 8.75% due 3/01/2022                   520,295
                       A            A2      1,000,000     Southern California Edison, 7.625% due 1/15/2010                  996,800
                                                                                                                       ------------
                                                                                                                          4,436,712
====================================================================================================================================
Yankee--               A-           A3        500,000     BHP Finance USA Limited, 6.42% due 3/01/2026                      483,540
Corporate--2.2%        A+           A1        550,000     Grand Metropolitan Investment Corp., 9% due 8/15/2011             597,300
                       A+           A2      1,000,000     Hydro-Quebec, 8.875% due 3/01/2026                              1,132,370
                       BBB          Baa2    1,000,000     Korea Development Bank, 6.625% due 11/21/2003                     961,480
                       BBB          Baa2      500,000     Korea Telecom, 7.625% due 4/15/2007                               476,730
                       A            A2        500,000     Norsk Hydro A/S, 6.70% due 1/15/2018                              438,215
                       A            A1      1,000,000     Santander Financial Issuances Ltd., 7% due 4/01/2006              960,680
                       A-           Baa1      500,000     Tyco International Group SA, 6.875% due 1/15/2029                 422,385
                       A            A2        300,000     WMC Finance USA, 7.25% due 11/15/2013                             276,510
                                                                                                                       ------------
                                                                                                                          5,749,210
====================================================================================================================================
                       Total Investments in Corporate Bonds & Notes (Cost--$65,919,490)--23.7%                           62,249,070
====================================================================================================================================

                                                        Short-Term Securities
====================================================================================================================================
Repurchase                                  2,047,000     Donaldson, Lufkin & Jenrette, Inc., purchased on
Agreements**--0.8%                                        6/30/2000 to yield 6.55% to 2/15/2010                           2,047,000
====================================================================================================================================
                             Total Investments in Short-Term Securities (Cost--$2,047,000)--0.8%                          2,047,000
====================================================================================================================================
                             Total Investments (Cost--$266,741,331)--97.8%                                              256,995,040
                             Other Assets Less Liabilities--2.2%                                                          5,837,711
                                                                                                                       ------------
                             Net Assets--100.0%                                                                        $262,832,751
                                                                                                                       ============
====================================================================================================================================

* Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
** Repurchase Agreements are fully collateralized by US Government Agency Obligations.
(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(1) Represents or includes a "to-be-announced" (TBA) transaction. The Series has committed to purchase securities for which all specific information is not available at this time.
(2) Represents balloon mortgages that amortize on a 30-year schedule and have 7-year maturities.

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER
AGGREGATE BOND
INDEX SERIES      As of June 30, 2000
====================================================================================================================================
Assets:           Investments, at value (identified cost--$266,741,331) ........................                       $256,995,040
                  Cash .........................................................................                                575
                  Receivables:
                     Contributions .............................................................  $  4,928,641
                     Interest ..................................................................     3,138,450
                     Securities sold ...........................................................     1,709,601            9,776,692
                                                                                                  ------------
                  Deferred organization expenses ...............................................                              3,823
                  Prepaid expenses and other assets ............................................                             81,604
                                                                                                                       ------------
                  Total assets .................................................................                        266,857,734
                                                                                                                       ------------
====================================================================================================================================
Liabilities:      Payables:
                     Securities purchased ......................................................     3,633,841
                     Withdrawals ...............................................................       316,800
                     Investment adviser ........................................................         1,967            3,952,608
                                                                                                  ------------
                  Accrued expenses and other liabilities .......................................                             72,375
                                                                                                                       ------------
                  Total liabilities ............................................................                          4,024,983
                                                                                                                       ------------
====================================================================================================================================
Net Assets:       Net assets ...................................................................                       $262,832,751
                                                                                                                       ============
====================================================================================================================================
Net Assets        Partners' capital ............................................................                       $272,579,042
Consist of:       Unrealized depreciation on investments--net ..................................                         (9,746,291)
                                                                                                                       ------------
                  Net assets ...................................................................                       $262,832,751
                                                                                                                       ============
====================================================================================================================================

                  See Notes to Financial Statements.


                                    14 & 15

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2000

STATEMENT OF OPERATIONS

MASTER
AGGREGATE BOND
INDEX SERIES         For the Six Months Ended June 30, 2000
====================================================================================================================================
Investment Income:   Interest and discount earned ...............................................                      $  9,939,994
                                                                                                                       ------------
====================================================================================================================================
Expenses:            Interest expenses ..........................................................   $     78,511
                     Accounting services ........................................................         57,099
                     Professional fees ..........................................................         30,859
                     Custodian fees .............................................................         28,278
                     Pricing fees ...............................................................         25,306
                     Investment advisory fees ...................................................         14,485
                     Trustees' fees and expenses ................................................          2,252
                     Amortization of organization expenses ......................................          1,987
                     Other ......................................................................          2,587
                                                                                                    ------------
                     Total expenses .............................................................                           241,364
                                                                                                                       ------------
                     Investment income--net .....................................................                         9,698,630
                                                                                                                       ------------
====================================================================================================================================
Realized &           Realized loss from investments--net ........................................                        (7,849,052)
Unrealized Gain      Change in unrealized depreciation on investments--net ......................                         8,226,632
(Loss) On                                                                                                              ------------
Investments--Net:    Net Increase in Net Assets Resulting from Operations .......................                      $ 10,076,210
                                                                                                                       ============
====================================================================================================================================

                     See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS

MASTER                                                                                             For the Six          For the
AGGREGATE BOND                                                                                     Months Ended        Year Ended
INDEX SERIES      Increase (Decrease) in Net Assets:                                              June 30, 2000      Dec. 31, 1999
====================================================================================================================================
Operations:       Investment income--net ......................................................   $   9,698,630      $ 27,956,624
                  Realized loss on investments--net ...........................................      (7,849,052)         (884,394)
                  Change in unrealized appreciation/depreciation on investments--net ..........       8,226,632       (32,485,362)
                                                                                                  -------------      ------------
                  Net increase (decrease) in net assets resulting from operations .............      10,076,210        (5,413,132)
                                                                                                  -------------      ------------
====================================================================================================================================
Net Capital       Decrease in net assets derived from net capital contributions ...............    (153,391,737)      (23,373,384)
Contributions:                                                                                    -------------      ------------
====================================================================================================================================
Net Assets:       Total decrease in net assets ................................................    (143,315,527)      (28,786,516)
                  Beginning of period .........................................................     406,148,278       434,934,794
                                                                                                  -------------      ------------
                  End of period ...............................................................   $ 262,832,751      $406,148,278
                                                                                                  =============      ============
====================================================================================================================================

                  See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS

MASTER                                                                 For the Six    For the Year Ended Dec. 31,   For the Period
AGGREGATE BOND      The following ratios have been derived from        Months Ended   ---------------------------  April 3, 1997+ to
INDEX SERIES        information provided in the financial statements  June 30, 2000     1999          1998           Dec. 31, 1997
====================================================================================================================================
Ratios to Average   Expenses, excluding interest expense ...........        .11%*         .10%           .12%             .15%*
Net Assets:                                                            ========      ========       ========         ========
                    Expenses, net of reimbursement .................        .17%*         .10%           .12%             .15%*
                                                                       ========      ========       ========         ========
                    Expenses .......................................        .17%*         .10%           .13%             .18%*
                                                                       ========      ========       ========         ========
                    Investment income--net .........................       6.68%*        6.30%          6.20%            6.34%*
                                                                       ========      ========       ========         ========
====================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .......   $262,833      $406,148       $434,935         $307,740
Data:                                                                  ========      ========       ========         ========
                    Portfolio turnover .............................      16.03%        61.82%         27.89%           86.58%
                                                                       ========      ========       ========         ========
====================================================================================================================================

+ Commencement of operations.
* Annualized.
  See Notes to Financial Statements.


                                    16 & 17

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2000

NOTES TO FINANCIAL STATEMENTS

MASTER AGGREGATE BOND INDEX SERIES

1. Significant Accounting Policies:

Master Aggregate Bond Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Repurchase agreements--The Series invests in securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Series takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Series may be delayed or limited.

(c) Derivative financial instruments--The Series may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Series is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(g) Dollar rolls--The Series may sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets.

During the six months ended June 30, 2000, the Series paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $3,047 for security price quotations to compute the net asset value of the Series.

Merrill Lynch Trust Company, an indirect wholly-owned subsidiary of ML & Co., is the Series' custodian.

Accounting services are provided to the Series by FAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2000 were $47,007,334 and $193,680,894, respectively.

Net realized losses for the six months ended June 30, 2000 and net unrealized losses as of June 30, 2000 were as follows:

--------------------------------------------------------------------------------
                                                     Realized        Unrealized
                                                      Losses           Losses
--------------------------------------------------------------------------------
Long-term investments ..........................   $(7,849,052)     $(9,746,291)
                                                   -----------      -----------
Total ..........................................   $(7,849,052)     $(9,746,291)
                                                   ===========      ===========
--------------------------------------------------------------------------------

As of June 30, 2000, net unrealized depreciation for Federal income tax purposes aggregated $9,746,291, of which $498,930 related to appreciated securities and $10,245,221 related to depreciated securities. At June 30, 2000, the aggregate cost of investments for Federal income tax purposes was $266,741,331.

4. Reverse Repurchase Agreements:

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. For the six months ended June 30, 2000, the average amount outstanding was approximately $3,185,000 and the daily weighted average interest rate was 4.94%.

5. Capital Loss Carryforward:

At December 31, 1999, the Series had a net capital loss carryforward of approximately $115,000, all of which expires in 2007. This amount will be available to offset like amounts of any future taxable gains.


                                    18 & 19

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         Index 1--6/00

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